The details of these amounts, as well as the profit resulting from this operation are presented in the following tables: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operational income (expenses)	R$ 1,334,633
Income tax and social contribution			R$ 108,393
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	228,379	R$ 355,843	375,028
Operating costs	(19,266)	(100,684)	(296,028)
Gross profit	209,113	255,159	79,000
Selling expenses	(16,745)	(31,244)	(31,286)
General and administrative expenses	(16,213)	(21,333)	(23,010)
Other operational income (expenses)	(29,581)	(50,518)	(136,310)
Profit (loss) before financial results and taxes	146,574	152,064	(111,606)
Financial results	(25,748)	(33,378)	(33,122)
Operating profit (loss)	120,826	118,686	(144,728)
Income tax and social contribution	(47,648)	(43,108)	36,335
Net income (loss)	73,178	75,578	(144,728)
Gain on the share sales operation	1,723,913
Income tax on sales gains	(446,716)
Deferred income tax on sales gains	(160,818)
Net income from discontinued operations	R$ 1,189,557	R$ 75,578	R$ (144,728)